Long-Term Investments (Tables)	6 Months Ended
Jun. 30, 2025
Long-Term Investments [Abstract]
Schedule of Long-Term Investments

The Company’s long-term investments consist of the following:

	As of June 30, 2025	As of December 31, 2024

Equity method investments:
Shidong (Suzhou) Investment Co., Ltd. (“Suzhou Investment”)	$37,203	$37,076
Shenzhen Jiazhong Creative Capital LLP (“Jiazhong”)	1,987,050	1,902,381
Equity investments without readily determinable fair value:
Beijing Jinshuibanlv Technology Co., Ltd. (“Jinshuibanlv”)	1,116,757	1,095,996
Hangzhou Zhongfei Aerospace Health Management Co., Ltd. (“Zhongfei”)	418,784	410,998
Shanghai Zhongren Yinzhirun Investment Management Partnership (“Yinzhirun”)	279,189	273,999
Jiangxi Cheyi Tongcheng Car Networking Tech Co., Ltd.(“Cheyi”)	221,637	217,517
Chengdu Wanchang Enterprise Management Consulting Partnership (Limited Partnership) (“Wanchang”)	69,797	68,500
Shanghai Outu Home Furnishings Co., Ltd. (“Outu”)	69,797	68,500
Zhejiang Qianshier Household Co., Ltd.(“Qianshier”)	69,797	68,500
Taizhou Jiamenkou Auto Greengrocer’s Delivery Technology Co., Ltd. (“Jiamenkou”)	69,797	68,500
Zhejiang Yueteng Information Technology Co., Ltd. (“Yueteng”)	69,797	68,500
Shidong Funeng(Ruzhou) Industry Development Co., Ltd.( “Funeng”)	37,691	36,990
Dongguan Zhiduocheng Car Service Co., Ltd. (“Car Service”)	25,127	24,660
Subtotal	4,472,423	4,342,117
Less: impairment	(2,378,373)	(2,334,160)
Total	$2,094,050	$2,007,957